Leases - Summary of Changes to Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease Liabilities [Abstract]
Beginning balance	$ 1,591,439	$ 1,362,362
Business acquisition (note 4)	1,132,815	522,843
Additions	1,696,171	54,063
Payments	(562,254)	(490,831)
Interest expense	108,620	106,337
Effect of movements in exchange rate	(51,270)	36,665
Ending balance	$ 3,915,521	$ 1,591,439